Summary of Significant Accounting Policies and Practices (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 03, 2020	May 18, 2020	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies and Practices (Details) [Line Items]
Ordinary share par value (in Dollars per share)		$ 0.193
Reverse acquisition, description		The purchase price for China Rapid Finance (“CRF”) was $9.7 million. The transaction price of CRF includes 100% of all outstanding stock valued at net $9.7 million. The stock exchanged equal to the 72,636,230 shares of CRF outstanding prior to the issuance of additional shares in the acquisition, at the market price of $0.133 per share.
Total loss		$ 5,700
Cash consideration	$ 3,500
Total gain	$ 63
Accumulated other comprehensive income (loss)			$ 4,130,440	$ 738,038
Description of translation adjustments			The balance sheet amounts, with the exception of shareholders’ equity at December 31, 2021, 2020 were translated at 6.3757, 6.8632 RMB, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the years ended December 31, 2021, 2020 and 2019 were 6.4512 RMB, 6.6174 RMB and 6.8985 RMB to $1.00, respectively.
Goodwill			$ 71,977
Digital assets			15,100
Net of impairment losses			$ 600
Value added taxes percentage			6.00%
Remaining lease term			5 years
Dilutive share (in Shares)			2,298,577,369	488,960,010
Weibao enterprise [Member]
Summary of Significant Accounting Policies and Practices (Details) [Line Items]
Agreement term			20 years
Class A ordinary shares [Member]
Summary of Significant Accounting Policies and Practices (Details) [Line Items]
Private placement transactions share (in Shares)		37,985,203
Class B ordinary shares [Member]
Summary of Significant Accounting Policies and Practices (Details) [Line Items]
Private placement transactions share (in Shares)		3,465,574